INCOME TAX - Pretax loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
United States	$ (2,573)	$ (2,728)	$ (1,792)
Other than United States	(75,038)	(33,410)	(29,831)
Total	$ (77,611)	$ (36,138)	$ (31,623)